ORGANIZATION - Additional Information (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 20, 2019	Dec. 19, 2016	Jan. 31, 2011 CNY (¥)	Aug. 31, 2019	Mar. 31, 2017 item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) entity	Dec. 31, 2019 CNY (¥) entity	Dec. 31, 2018	Mar. 14, 2017
Organization
Number of additional VIEs controlled through Primary Beneficiaries | entity							2	2
Assets pledged as collateral							$ 31,564	¥ 219,736,000
Consolidated VIE's assets pledged as collateral								0
Consolidated VIE's liabilities pledged as collateral								¥ 0
Internet Data Center Services
Organization
Equity interest percentage by parent					51.00%					51.00%
Number of internet data centers | item					4
Warburg Pincus
Organization
Equity interest percentage by parent					49.00%					49.00%
Equity interest percentage					49.00%				49.00%
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2") | Warburg Pincus
Organization
Percentage of equity interest transferred	100.00%			100.00%
Option Agreement
Organization
Exclusive option price						¥ 1
Agreement agreement between 21Vianet China and the 21Vianet Technology, term		10 years				10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date		Dec. 18, 2026				Dec. 18, 2016
Technical Consulting and Service Agreement
Organization
Agreement agreement between 21Vianet China and the 21Vianet Technology, term		10 years				10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date		Dec. 18, 2026				Dec. 18, 2016
Service fee per hour						¥ 1,000
Loan Agreement | Shareholders | Loan one
Organization
Loan facility provided to related parties			¥ 7,000,000
Loan Agreement | Shareholders | Loan Two
Organization
Loan facility provided to related parties			¥ 3,000,000